Schedule of activity of exercisable of warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Warrants
Number of warrants, Opening Balance	6,359,067	61,797
Weighted average exercise price, Opening balance	$ 4.43	$ 114.00
Number of warrants granted during the period	4,757	6,404,177
Weighted average exercise price, Granted	$ 4.34	$ 4.82
Number of warrants, Closing Balance	6,363,824	6,359,067
Weighted average exercise price, Closing Balance	$ 4.43	$ 4.43
Number of warrants, Closing balance of exercisable warrants	6,363,824	6,140
Weighted average exercise price, Closing balance of exercisable warrants	$ 4.43	$ 78.66
Number of warrants expired during the period		(26,333)
Weighted average exercise price, Expired		$ 168.61
Number of warrants cancelled during the period		(80,574)
Weighted average exercise price, Cancelled		$ 39.79